Document and Entity Information	Nov. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	TVARDI THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36279
Entity Tax Identification Number	75-3175693
Entity Address, Address Line One	3 Sugar Creek Ctr. Blvd.
Entity Address, Adress Line Two	Suite 525
Entity Address, City or Town	Sugar Land
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	713
Local Phone Number	489-8654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TVRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001346830
Amendment Flag	false